Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Related Parties (Details) [Line Items]
Salaries and benefits	$ 7,144	$ 5,764	$ 4,600
Personnel compensation amount	1,352	1,138	297
Long term benefits		887	297
Share-based expenses of long-term benefits	1,352	251
General and administrative expenses			382
Aircraft management fees	244	114	84
Treasury shares, purchase amount			5,053
Treasury shares amount	(5,053)
Transaction arose advance	5,000
Investment properties amount	$ 625	1,844
Business combination issued warrants (in Shares)	4,000,000
Business combination issued warrants transferred (in Shares)	4,000,000
Grant of restricted shares (in Shares)				132,190
Arab Wings Co [Member]
Related Parties (Details) [Line Items]
Amount payable	$ 186
Amount receivable		$ 37
Director [Member]
Related Parties (Details) [Line Items]
Treasury shares, purchase amount			$ 2,350